Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance (PVP)
The SEC has adopted a rule requiring annual disclosure of pay-versus-performance which shows the relationship between executive compensation actually paid and the Company’s performance. The following pay versus performance disclosure is based on upon permitted methodology, pursuant to the SEC guidance under Item 402(v) of Regulation S-K.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO [1,3]	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs [3]	Total Shareholder Return	Peer Total Shareholder Return [2]	Net Income ($mm)	Adjusted EBITDA ($mm)
2026	$9,780,935	$12,878,345	$2,365,378	$2,939,443	$136	$209	$429	$963
2025	$7,398,322	$(4,844,893)	$1,945,932	$(313,725)	$107	$146	$453	$889
2024	$8,315,222	$29,365,753	$2,264,976	$6,151,222	$169	$157	$513	$923
2023	$6,976,773	$(539,260)	$1,820,679	$84,472	$82	$109	$511	$904
2022	$6,388,700	$16,344,430	$1,709,479	$3,865,384	$115	$101	$275	$676
(1) Principal executive officer (PEO) is D. Scott Barbour, who began serving as our president and chief executive officer in September 2017.
(2) Peer Total Shareholder Return reflects S&P 400 Capital Goods index.
(3) To calculate Compensation Actually Paid (CAP) for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown below:

Named Executive Officers, Footnote
Following non-PEO named executive officers are included in the average figures shown:
2022: Scott Cottrill, Roy Moore, Darin Harvey, Kevin Talley
2023: Scott Cottrill, Roy Moore, Darin Harvey, Kevin Talley
2024: Scott Cottrill, Darin Harvey, Michael Huebert, Kevin Talley
2025: Scott Cottrill, Darin Harvey, Kevin Talley, Craig Taylor
2026: Scott Cottrill, Kevin Talley, Craig Taylor, Thomas Waun

Adjustment To PEO Compensation, Footnote
(3) To calculate Compensation Actually Paid (CAP) for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown below:

	Fiscal Year 2026		Fiscal Year 2025		Fiscal Year 2024		Fiscal Year 2023		Fiscal Year 2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Amounts reported the "Stock Awards" and "Option Awards" in Summary Compensation Table for applicable fiscal year	$(6,453,368)	$(1,190,726)	$(5,396,526)	$(1,064,251)	$(4,946,342)	$(997,831)	$(4,200,837)	$(805,648)	$(3,789,942)	$(607,681)
Year End Fair Value of Current Year Unvested Equity Awards	$6,434,890	$1,187,323	$1,419,825	$293,718	$13,620,257	$2,747,581	$3,511,133	$673,375	$4,297,095	$688,997
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$2,474,808	$480,831	$(8,514,040)	$(1,522,727)	$10,890,080	$1,830,979	$(4,401,548)	$(756,891)	$7,874,554	$1,837,437
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$587,298	$88,605	$154,079	$21,005	$1,392,683	$290,990	$(2,977,146)	$(945,850)	$910,792	$158,396
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$53,783	$8,031	$93,447	$12,599	$93,853	$14,527	$552,364	$98,807	$663,232	$78,755
Total Adjustments	$3,097,411	$574,064	$(12,243,215)	$(2,259,656)	$21,050,531	$3,886,246	$(7,516,034)	$(1,736,207)	$9,955,731	$2,155,904

Non-PEO NEO Average Total Compensation Amount	$ 2,365,378	$ 1,945,932	$ 2,264,976	$ 1,820,679	$ 1,709,479
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,939,443	(313,725)	6,151,222	84,472	3,865,384
Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR
The charts below reflect the relationship between the PEO and Average Non-PEO NEOs CAP (per the SEC’s definition), ADS TSR and the Peer Group—the S&P 400 Capital Goods Index

Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Income (GAAP) The charts below reflect the relationship between the PEO, Average Non-PEO NEOs CAP and ADS GAAP net income.
Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine Fiscal Year 2026 CAP
Listed below are the most important measures used to determine compensation actually paid in fiscal year 2026.

Performance Measure
Adjusted EBITDA
Net Sales
Return on Invested Capital (ROIC)
Cash from Operations (CFO)

Total Shareholder Return Amount	$ 136	107	169	82	115
Peer Group Total Shareholder Return Amount	209	146	157	109	101
Net Income (Loss)	$ 429,000,000	$ 453,000,000	$ 513,000,000	$ 511,000,000	$ 275,000,000
Company Selected Measure Amount	963,000,000	889,000,000	923,000,000	904,000,000	676,000,000
PEO Name	D. Scott Barbour	D. Scott Barbour	D. Scott Barbour	D. Scott Barbour	D. Scott Barbour
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 4
Pay vs Performance Disclosure
Name	Cash from Operations (CFO)
Donald S. Barbour [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,780,935	$ 7,398,322	$ 8,315,222	$ 6,976,773	$ 6,388,700
PEO Actually Paid Compensation Amount	12,878,345	(4,844,893)	29,365,753	(539,260)	16,344,430
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,097,411	(12,243,215)	21,050,531	(7,516,034)	9,955,731
PEO | Amounts reported the "Stock Awards" and "Option Awards" in Summary Compensation table for applicable fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,453,368)	(5,396,526)	(4,946,342)	(4,200,837)	(3,789,942)
PEO | Year End Fair Value of Current Year Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,434,890	1,419,825	13,620,257	3,511,133	4,297,095
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,474,808	(8,514,040)	10,890,080	(4,401,548)	7,874,554
PEO | Year over year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	587,298	154,079	1,392,683	(2,977,146)	910,792
PEO | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,783	93,447	93,853	552,364	663,232
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	574,064	(2,259,656)	3,886,246	(1,736,207)	2,155,904
Non-PEO NEO | Amounts reported the "Stock Awards" and "Option Awards" in Summary Compensation table for applicable fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,190,726)	(1,064,251)	(997,831)	(805,648)	(607,681)
Non-PEO NEO | Year End Fair Value of Current Year Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,187,323	293,718	2,747,581	673,375	688,997
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	480,831	(1,522,727)	1,830,979	(756,891)	1,837,437
Non-PEO NEO | Year over year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,605	21,005	290,990	(945,850)	158,396
Non-PEO NEO | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,031	$ 12,599	$ 14,527	$ 98,807	$ 78,755